LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
LOSS PER SHARE
Schedule of calculation of net loss per share,

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator
Net loss	(107,216)	(244,827)	(300,765)
Deemed dividend	—	(2,211,330)	(446,419)
Net loss attributable to ordinary shareholders	(107,216)	(2,456,157)	(747,184)
Denominator
Weighted average number of ordinary shares outstanding-basic and diluted	89,895,471	104,987,478	115,534,593
Basic and diluted net loss per share attributable to ordinary shareholders	(1.19)	(23.39)	(6.47)

Schedule of share options were excluded from the calculation of diluted net loss per ordinary share

	For the year ended December 31,
	2020	2021	2022
	Number	Number	Number
Shares issuable upon exercise of share options	5,490,261	9,173,623	9,608,634